INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Cost	$ 42,800	$ 42,800
Accumulated Amortization	(39,604)	(37,685)
Net	3,196	5,115
Technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	6,700	6,700
Accumulated Amortization	(6,322)	(5,691)
Net	$ 378	$ 1,009
Technologies [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life (years)	10 years
Technologies [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life (years)	20 years
Facilities’ lease [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life (years)	19 years	19 years
Cost	$ 33,500	$ 33,500
Accumulated Amortization	(30,682)	(29,394)
Net	$ 2,818	$ 4,106
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life (years)	15 years	15 years
Cost	$ 2,600	$ 2,600
Accumulated Amortization	(2,600)	(2,600)
Net	$ 0	$ 0